SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Stockholders' Equity Note [Abstract]
Outstanding at beginning of year, Number of shares upon exercise	3,164,090	3,427,870		4,069,505
Granted, Number of shares upon exercise	1,301,455	649,000	906,850
Forfeited, Number of shares upon exercise	(158,718)	(93,859)	(316,612)
Exercised, Number of shares upon exercise	(1,596,917)	(818,921)	(1,244,051)
Outstanding at end of year, Number of shares upon exercise	2,709,910	3,164,090	3,427,870	4,069,505
Exercisable at end of year, Number of shares upon exercise	819,869	1,592,432	1,638,086
Vested and Expected to Vest, Number of shares upon exercise	1,686,435	2,324,031	3,019,542
Outstanding at beginning of year, Weighted average exercise price	$ 5.9	$ 3.81		$ 3.54
Granted, Weighted average exercise price	$ 8.11	$ 14.31	$ 5.36
Forfeited, Weighted average exercise price	$ 12.15	$ 8.57	$ 3.89
Exercised, Weighted average exercise price	$ 3.72	$ 3.46	$ 2.5
Outstanding at end of year, Weighted average exercise price	$ 11.03	$ 5.9	$ 3.81	$ 3.54
Exercisable at end of year, Weighted average exercise price	$ 6.62	$ 3.66	$ 3.46
Vested and Expected to Vest, Weighted average exercise price	$ 9.86	$ 4.8	$ 3.7